Leases - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Maturities of lease liabilities under operating leases
2020	$ 13,101
2021	10,899
2022	2,593
2023	88
Thereafter	0
Total future lease payments	$ 26,681